SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Income (loss) from continuing operations attributable to shareholders	$ 70,663	$ (2,425)	$ (3,593)
Less: Deemed dividend	6,251
Income (loss) from continuing operations available to shareholders	64,412	(2,425)	(3,593)
Income (loss) from discontinued operations, net of tax	(74,277)	(44,470)	(64,518)
Net loss available to shareholders	$ (9,865)	$ (46,895)	$ (68,111)
Basic weighted average ordinary shares outstanding	2,337,678	4,511	4,401
Diluted weighted average ordinary shares outstanding	2,337,678	4,511	4,401
Basic income (loss) per share from continuing operations	$ 30.23	$ (537.63)	$ (816.40)
Diluted income (loss) per share from continuing operations	30.23	(537.63)	(816.40)
Basic loss per share from discontinued operations	(31.77)	(9,859.11)	(14,659.78)
Diluted loss per share from discontinued operations	(31.77)	(9,859.11)	(14,659.78)
Basic weighted average ordinary shares outstanding	(4.22)	(10,396.74)	(15,476.19)
Diluted weighted average ordinary shares outstanding	$ (4.22)	$ (10,396.74)	$ (15,476.19)